SCHEDULE OF PLANT AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,659,403	$ 7,423,966
Less: accumulated depreciation	(4,159,815)	(3,689,809)
Property, plant and equipment, net	4,499,588	3,734,157
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,199,036	1,024,258
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,303,000	5,443,175
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	227,098	207,862
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	849,067	674,198
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 81,202	$ 74,473